Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

24.         Subsequent events

On April 29, 2024, the Company received valid consents from holders of 88.55% of the aggregate principal amount of the September 2027 Senior Secured Note, which constitutes the requisite consents to (i) amend certain provisions of the Indenture to remove the minimum cash interest requirement for the interest payment period from and including September 30, 2023 up to and excluding April 1, 2024 (the “Proposed Amendments”), and (ii) irrevocably and unconditionally waive all defaults under the Indenture which may arise from the failure of the Company to make payment of cash interest on the September 2027 Senior Secured Notes on March 31, 2024. The Company, certain subsidiary guarantors, and Citicorp International Limited, as trustee, entered into a Supplemental Indenture to the Indenture, to implement the Proposed Amendment. Accordingly, the Company has accrued the payment-in-kind interest on the principal amount of the outstanding Notes and is no longer obligated to pay interest in cash for the aforementioned period.

On January 7, 2024, Hudson 888 Owner LLC and Hudson 888 Holdco LLC (collectively, the “Debtors”), each a subsidiary of the Company, filed voluntary petitions for relief (each, a “Chapter 11 Case”) under chapter 11 of title 11 of the United States Code in the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”). On April 12, 2024, the Debtors filed (i) a Disclosure Statement for Chapter 11 Plan of Reorganization and (ii) a Chapter 11 Plan of Reorganization (collectively, the “Plan”) in the Chapter 11 Case with the Bankruptcy Court. Pursuant to the Plan, the Debtors intend to (a) refinance the existing mortgage loan held by DOF II-Bloom Senior LLC (“Mortgage Lender”) and the existing mezzanine loan held by DOF I-Bloom Mezz LLC (“Mezzanine Lender,” together with Mortgage Lender, the “Secured Creditors”) with two loans (the “Refinancings”) and (b) pay off the claims of the Secured Creditors subject to approval of such claims by the Bankruptcy Court with (i) the proceeds from the Refinancings, (ii) any cash in Debtors’ accounts, and (iii) equity contributions from the Company. A hearing for confirmation of the Plan is scheduled for June 11, 2024